REVENUE AND EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of Groups revenues
	2023	2022	2021
Online sports betting	72,176	58,470	45,875
Online casino wagering	89,461	57,277	34,178
Others	10	-	200
Total	161,647	115,747	80,253

	2022	2021	2020
Online sports betting	58,470	45,875	39,719
Online casino wagering	57,277	34,178	30,778
Others	-	200	-
Total	115,747	80,253	70,497

Disclosure of geographical revenue
	2023	2022	2021
Spain	75,669	60,043	49,753
Mexico	73,315	45,518	24,908
Colombia	8,581	7,007	3,976
Argentina	1,721	1,077	-
Others	2,361	2,102	1,616
Total	161,647	115,747	80,253

	2022	2021	2020
Spain	60,043	49,753	48,279
Mexico	45,518	24,908	18,422
Colombia	7,007	3,976	2,355
Argentina	1,077	-	-
Others	2,102	1,616	1,441
Total	115,747	80,253	70,497

Disclosure personnel expenses
	2023	2022	2021
Wages, salaries and similar	11,374	9,363	6,248
Social security contributions payable by Codere Online	1,239	790	425
Other social contributions	4,824	5,148	407
Total	17,437	15,301	7,080

	2022	2021	2020
Wages, salaries and similar	9,363	6,248	4,483
Social security contributions payable by the Group	790	425	280
Other social contributions	5,148	407	394
Total	15,301	7,080	5,157

Disclosure of depreciation and amortization
	2023	2022	2021
Depreciation of property, plant and equipment (Note 6)	114	80	54
Amortization of intangible assets (Note 5)	-	476	659
Amortization of right-of-use assets	-	-	8
Total	114	556	721

	2022	2021	2020
Depreciation of property, plant and equipment (Note 6)	80	54	40
Amortization of intangible assets (Note 5)	476	659	883
Amortization of right-of-use assets	-	8	9
Total	556	721	932

Disclosure of other operating expenses
	2023	2022	2021
Gambling taxes	16,281	11,529	8,440
Leases	528	526	596
Utilities, repairs and maintenance	1,432	1,059	793
Professional services and other expenses	59,203	49,396	35,905
Listing and transaction costs	-	-	45,509
Casino license royalties	6,279	4,843	4,024
Marketing expenses	75,127	88,412	48,214
Total	158,850	155,765	143,481

	2022	2021	2020
Gambling taxes	11,529	8,440	8,867
Leases	526	596	575
Utilities, repairs and maintenance	1,059	793	1,258
Professional services and other expenses	49,396	35,905	28,639
Listing and transaction costs	-	45,509	-
Casino license royalties	4,843	4,024	4,255
Marketing expenses	88,412	48,214	35,063
Total	155,765	143,481	78,657

Disclosure of finance income cost
	2023	2022	2021
Interest Income/(Expense), net	1,815	88	(6)
Exchange rate impact	(1,618)	5,828	(50)
Argentina Hyperinflation Impact	5,292	2,265	70
Decrease/(Increase) in Fair Value of Public Warrants (note 10)	890	4,215	3,937
Impact of IFRS 9 on accounting for financial instruments, including impairment*	-	(149)	31
Short term investment gain	1,020	-	-
Related parties debt restructuring	(1,573)	-	-
Others	-	213	-
Total	5,826	12,460	3,982

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

	2022	2021	2020
Interest Income/(Expenses)	88	(6)	-
Exchange rate impact	5,828	(50)	(520)
Argentina Hyperinflation Impact	2,265	70	-
Decrease/(Increase) in Fair Value of Public Warrants (note 10)	4,215	3,937	-
Impact of IFRS 9 on accounting for financial instruments, including impairment*	(149)	31	-
Others	213	-	-
Total	12,460	3,982	(520)

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

Disclosure of basic and diluted earnings per share
	12/31/2023	12/31/2022	12/31/2021
Net income/(loss) attributable to the equity holders of the Company (thousand euros)	(2,417)	(46,382)	(68,067)
Weight average number of shares outstanding:
Basic	45,273,438	45,121,956	6,686,432
Diluted	45,273,438	45,121,956	6,686,432
Basic earnings per share (euros)	(0.05)	(1.03)	(10.18)
Diluted earnings per share (euros)	(0.05)	(1.03)	(10.18)

	12/31/2022	12/31/2021	12/31/2020
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(46,382)	(68,067)	(16,274)
Weight average number of shares outstanding:
Basic	45,121,956	6,686,432	4,463,482
Diluted	45,121,956	6,686,432	4,463,482
Basic earnings per share (euros)	(1.03)	(10.18)	(3.64)
Diluted earnings per share (euros)	(1.03)	(10.18)	(3.64)